Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
Schedule of Inventories

Inventories as of December 31, 2025 and 2024 consisted of the following:

	December 31, 2025	December 31, 2024
	US$	US$
Raw materials	5,467,822	11,279,454
Finished goods	2,381,657	1,211,679
Total	7,849,479	12,491,133